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                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996
                                 (215) 988-2700


                               November 10, 1999






VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

                  Re:      Armada Funds (the "Trust")
                           File Nos. 33-488/811-4416
                           -------------------------

Ladies and Gentlemen:

                  On behalf of Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Prospectus and Statement of Additional Information dated November 9, 1999 for the Class C Shares of the Trust that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #49"), which was filed on November 8, 1999; and (ii) the text of PEA #49 has been filed electronically.

                  Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2604.

                                                    Very truly yours,



                                                    /s/ Terrance James Reilly
                                                    ----------------------------
                                                    Terrance James Reilly

TJR:tsw